Label	Element	Value
FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO | GeographicExposureToEuropeMember | Fidelity SAI Global ex U.S. Low Volatility Index Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO | IssuerSpecificChangesMember | Fidelity SAI Global ex U.S. Low Volatility Index Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO | ForeignAndEmergingMarketsRiskMember | Fidelity SAI Global ex U.S. Low Volatility Index Fund
Risk Text Block	rr_RiskTextBlock	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO | GeographicExposureToJapanMember | Fidelity SAI Global ex U.S. Low Volatility Index Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Japan. Because the fund invests a meaningful portion of its assets in Japan, the fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.
FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO | CorrelationToIndexMember | Fidelity SAI Global ex U.S. Low Volatility Index Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO | StockMarketVolatilityMember | Fidelity SAI Global ex U.S. Low Volatility Index Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO | PassiveManagementRiskMember | Fidelity SAI Global ex U.S. Low Volatility Index Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund will be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO | GeographicExposureToThePacificBasinMember | Fidelity SAI Global ex U.S. Low Volatility Index Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to the Pacific Basin. Because the fund invests a meaningful portion of its assets in the Pacific Basin, the fund's performance is expected to be closely tied to social, political, and economic conditions within the Pacific Basin and to be more volatile than the performance of more geographically diversified funds.
FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO | LowVolatilityStrategyMember | Fidelity SAI Global ex U.S. Low Volatility Index Fund
Risk Text Block	rr_RiskTextBlock	Low Volatility Strategy. Although the fund's underlying index uses a rules-based proprietary index methodology that is designed to identify stocks with lower volatility than the broader market, there is no guarantee that this methodology or the fund's low volatility strategy will be successful. There is a risk that the fund may experience more volatility than desired or than the market as a whole. In addition, the securities selected for the index may underperform higher volatility securities.
FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO | SecuritiesLendingRiskMember | Fidelity SAI Global ex U.S. Low Volatility Index Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelitySAICanadaEquityIndexFund-PRO | IssuerSpecificChangesMember | Fidelity SAI Canada Equity Index Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelitySAICanadaEquityIndexFund-PRO | ForeignExposureMember | Fidelity SAI Canada Equity Index Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
FidelitySAICanadaEquityIndexFund-PRO | CorrelationToIndexMember | Fidelity SAI Canada Equity Index Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelitySAICanadaEquityIndexFund-PRO | StockMarketVolatilityMember | Fidelity SAI Canada Equity Index Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySAICanadaEquityIndexFund-PRO | PassiveManagementRiskMember | Fidelity SAI Canada Equity Index Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund will be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
FidelitySAICanadaEquityIndexFund-PRO | SecuritiesLendingRiskMember | Fidelity SAI Canada Equity Index Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelitySAICanadaEquityIndexFund-PRO | GeographicConcentrationInCanadaMember | Fidelity SAI Canada Equity Index Fund
Risk Text Block	rr_RiskTextBlock	Geographic Concentration in Canada. Because the fund concentrates its investments in Canada, the fund's performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.